Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant	21.1
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of exercised options, maximum, in years	10
Proceeds from stock options exercised	$ 84
Unrecognized compensation expense related to stock option plans	2.3
Weighted average recognition period	1 year 1 month 6 days
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock option plans	$ 2.0
Weighted average recognition period	1 year 8 months 27 days
Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Unit Awards, incent performance and retention period	1 year
Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Unit Awards, incent performance and retention period	3 years